Summary of Significant Accounting Policies (Details) - Schedule of Redeemable and Non-Redeemable Common Stock - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Redeemable Common Stock [Member]
Redeemable common shares
Numerator: net income (loss) allocable to common stock	$ 247,957	$ 56,931	$ 473,961	$ (440,910)
Denominator: weighted average number of common shares	4,509,403	8,625,000	6,567,202	7,171,703	7,538,014
Basic and diluted net income (loss) per common share	$ 0.05	$ 0.01	$ 0.07	$ (0.06)	$ (0.02)
Non-Redeemable Common Stock [Member]
Redeemable common shares
Numerator: net income (loss) allocable to common stock	$ (253,315)	$ (118,560)	$ (889,736)	$ (399,542)
Denominator: weighted average number of common shares	3,006,250	3,006,250	3,006,250	2,969,075	2,978,445	[1]	2,500,000	[1]
Basic and diluted net income (loss) per common share	$ (0.08)	$ (0.04)	$ (0.3)	$ (0.13)	$ (0.19)		$ (0.01)

[1]	This number for the year ended December 31, 2021 excludes an aggregate of up to 375,000 shares of common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriter (see Note 4).